Parenthetical Information Credit Exposure (Detail:Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 828,804	€ 744,159
Traded bonds included in "Trading assets"	€ 87,264	€ 81,300
thereof:
Investment-Grade in % (more than)	82.00%	81.00%
Investment grade of debt securities included in "Financial assets available for sale" in % (more than)	98.00%	98.00%
Impaired loans included in "Loans"	€ 6,200	€ 7,400
Irrevocable lending commitments related to consumer credit exposure	€ 10,100	€ 10,300